Equity - Share-Based Compensation and Share-Based Payment Reserve - Schedule of Stock Options Were Outstanding for the Purchase of Common Shares (Details) - 12 months ended Dec. 31, 2025		$ / shares shares	$ / shares shares
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		1,907,268	1,907,268
Exercise Price (in Dollars per share) | (per share)	[1]	$ 1.43	$ 2.2
Exercisable		249,723	249,723
October 20, 2026 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		2,233	2,233
Exercise Price (in Dollars per share) | $ / shares		$ 33
Exercisable		2,233	2,233
Expiry Date		Oct. 20, 2026	Oct. 20, 2026
July 8, 2026 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		41,818	41,818
Exercise Price (in Dollars per share) | $ / shares		$ 22
Exercisable		41,818	41,818
Expiry Date		Jul. 08, 2026	Jul. 08, 2026
April 13, 2027 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		1,454	1,454
Exercise Price (in Dollars per share) | $ / shares		$ 22
Exercisable		1,454	1,454
Expiry Date		Apr. 13, 2027	Apr. 13, 2027
April 13, 2027 One [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		2,086	2,086
Exercise Price (in Dollars per share) | $ / shares		$ 19.25
Exercisable		2,086	2,086
Expiry Date		Apr. 13, 2027	Apr. 13, 2027
April 13, 2027 Two [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		11,782	11,782
Exercise Price (in Dollars per share) | $ / shares		$ 13.75
Exercisable		11,782	11,782
Expiry Date		Apr. 13, 2027	Apr. 13, 2027
May 31, 2033 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		240,134	240,134
Exercise Price (in Dollars per share) | $ / shares		$ 2.2
Exercisable		112,861	112,861
Expiry Date		May 31, 2033	May 31, 2033
August 3, 2028 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		81,580	81,580
Exercise Price (in Dollars per share) | $ / shares		$ 2.2
Exercisable		42,671	42,671
Expiry Date		Aug. 03, 2028	Aug. 03, 2028
February 14, 2030 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		206,182	206,182
Exercise Price (in Dollars per share) | $ / shares		$ 2.12
Exercisable		19,818	19,818
Expiry Date		Feb. 14, 2030	Feb. 14, 2030
August 21, 2030 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		40,000	40,000
Exercise Price (in Dollars per share) | $ / shares		$ 4.63
Exercisable
Expiry Date		Aug. 21, 2030	Aug. 21, 2030
November 30, 2030 [Member]
Schedule of Stock Options Outstanding for the Purchase of Common Shares [Line Items]
Number of Options		1,279,999	1,279,999
Exercise Price (in Dollars per share) | $ / shares		$ 9.16
Exercisable		15,000	15,000
Expiry Date		Nov. 30, 2030	Nov. 30, 2030

[1]	During the year ended December 31, 2025, 583,376 options were exercised for a total value of $831,511. Weighted average exercise price per option was $1.43.